Note 17 - Leases - Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Right-of-Use Asset	$ 2,096	$ 2,224
Lease liabilities	2,222	2,255
Additions, right-of-use asset	0	0
Depreciation, right-of-use asset	(203)	(216)	$ (200)
Interest Expense, lease liabilities	161	172	176
Payments, lease liabilities	(331)	(326)
Translation, right-of-use asset	(150)	88
Translation, lease liabilities	(118)	76
Right-of-Use Asset	1,743	2,096	2,224
Lease liabilities	$ 1,934	$ 2,222	$ 2,255